Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2018
Interest and Finance Costs
Interest and Finance Costs
	Year ended December 31,
	2018	2017	2016
Interest expense (Note 6)	$46,884	$39,775	$32,887
Amortization and write-off of deferred financing fees	3,261	5,387	1,984
Commitment fees (Note 6)	—	—	2
Other	345	1,119	118
Total	$50,490	$46,281	$34,991